Submission	Oct. 30, 2026
Submission [Line Items]
Central Index Key	0001950803
Registrant Name	Stepstone Private Credit Fund LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES